BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
September 30, 2020
Security Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 1.6%
Boeing Co. (The) ................... 36,815 $ 6,084,047
General Dynamics Corp. .............. 16,127 2,232,461
Howmet Aerospace, Inc. .............. 27,097 453,062
Huntington Ingalls Industries, Inc. ........ 2,799 393,959
L3Harris Technologies, Inc. ............ 15,003 2,548,110
Lockheed Martin Corp. ............... 17,069 6,542,206
Northrop Grumman Corp. ............. 10,775 3,399,405
Raytheon Technologies Corp. .......... 105,999 6,099,182
Teledyne Technologies, Inc.
(a)
........... 2,502 776,145
Textron, Inc. ...................... 16,073 580,075
TransDigm Group, Inc. ............... 3,761 1,786,926
30,895,578
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc.
(b)
......... 9,315 951,900
Expeditors International of Washington, Inc. . 11,700 1,059,084
FedEx Corp. ...................... 16,725 4,206,672
United Parcel Service, Inc., Class B ...... 49,062 8,175,201
14,392,857
Airlines — 0.2%
Alaska Air Group, Inc. ................ 8,579 314,249
American Airlines Group, Inc. ........... 35,287 433,677
Delta Air Lines, Inc. ................. 44,259 1,353,440
Southwest Airlines Co. ............... 40,929 1,534,837
United Airlines Holdings, Inc.
(a)
.......... 20,190 701,603
4,337,806
Auto Components — 0.1%
Aptiv plc ......................... 18,736 1,717,716
BorgWarner, Inc. ................... 14,381 557,120
2,274,836
Automobiles — 0.2%
Ford Motor Co. .................... 271,132 1,805,739
General Motors Co. ................. 87,383 2,585,663
4,391,402
Banks — 3.3%
Bank of America Corp. ............... 529,033 12,744,405
Citigroup, Inc. ..................... 144,454 6,227,412
Citizens Financial Group, Inc. .......... 29,307 740,881
Comerica, Inc. ..................... 9,489 362,954
Fifth Third Bancorp ................. 49,420 1,053,635
First Republic Bank ................. 11,943 1,302,504
Huntington Bancshares, Inc. ........... 69,642 638,617
JPMorgan Chase & Co. .............. 211,464 20,357,639
KeyCorp ......................... 68,196 813,578
M&T Bank Corp. ................... 8,865 816,378
People's United Financial, Inc. .......... 29,984 309,135
PNC Financial Services Group, Inc. (The) .. 29,539 3,246,632
Regions Financial Corp. .............. 66,480 766,514
SVB Financial Group
(a)
............... 3,592 864,307
Truist Financial Corp. ................ 93,506 3,557,903
US Bancorp ...................... 95,115 3,409,873
Wells Fargo & Co. .................. 285,877 6,720,968
Zions Bancorp NA .................. 11,570 338,075
64,271,410
Beverages — 1.7%
Brown-Forman Corp., Class B
(b)
......... 12,627 951,066
Coca-Cola Co. (The) ................ 268,242 13,243,107
Constellation Brands, Inc., Class A ....... 11,658 2,209,308
Molson Coors Beverage Co., Class B ..... 13,049 437,924
Monster Beverage Corp.
(a)
............. 25,616 2,054,403
Security Shares Value
Beverages (continued)
PepsiCo, Inc. ..................... 96,075 $ 13,315,995
32,211,803
Biotechnology — 2.1%
AbbVie, Inc. ...................... 122,456 10,725,921
Alexion Pharmaceuticals, Inc.
(a)
......... 15,208 1,740,251
Amgen, Inc. ...................... 40,639 10,328,808
Biogen, Inc.
(a)
..................... 10,985 3,116,225
Gilead Sciences, Inc. ................ 86,992 5,497,025
Incyte Corp.
(a)
..................... 12,899 1,157,556
Regeneron Pharmaceuticals, Inc.
(a)
....... 7,254 4,060,644
Vertex Pharmaceuticals, Inc.
(a)
.......... 18,073 4,918,025
41,544,455
Building Products — 0.5%
Allegion plc ....................... 6,324 625,507
AO Smith Corp. .................... 9,393 495,950
Carrier Global Corp. ................. 56,494 1,725,327
Fortune Brands Home & Security, Inc. ..... 9,586 829,381
Johnson Controls International plc ....... 51,610 2,108,268
Masco Corp. ...................... 18,147 1,000,444
Trane Technologies plc ............... 16,608 2,013,720
8,798,597
Capital Markets — 2.5%
Ameriprise Financial, Inc. ............. 8,345 1,286,048
Bank of New York Mellon Corp. (The) ..... 56,550 1,941,927
BlackRock, Inc.
*
.................... 9,840 5,545,332
Cboe Global Markets, Inc. ............. 7,516 659,454
Charles Schwab Corp. (The) ........... 80,473 2,915,537
CME Group, Inc. ................... 24,884 4,163,342
E*TRADE Financial Corp. ............. 15,435 772,522
Franklin Resources, Inc.
(b)
............. 18,342 373,260
Goldman Sachs Group, Inc. (The) ....... 23,874 4,797,958
Intercontinental Exchange, Inc. ......... 38,943 3,896,247
Invesco Ltd. ...................... 26,850 306,358
MarketAxess Holdings, Inc. ............ 2,634 1,268,508
Moody's Corp. ..................... 11,201 3,246,610
Morgan Stanley .................... 83,050 4,015,467
MSCI, Inc. ....................... 5,803 2,070,394
Nasdaq, Inc. ...................... 7,956 976,281
Northern Trust Corp. ................. 14,439 1,125,809
Raymond James Financial, Inc. ......... 8,470 616,277
S&P Global, Inc. ................... 16,722 6,029,953
State Street Corp. .................. 24,451 1,450,678
T. Rowe Price Group, Inc. ............. 15,750 2,019,465
49,477,427
Chemicals — 1.8%
Air Products & Chemicals, Inc. .......... 15,327 4,565,300
Albemarle Corp. ................... 7,380 658,886
Celanese Corp. .................... 8,176 878,511
CF Industries Holdings, Inc. ............ 15,096 463,598
Corteva , Inc. ...................... 51,812 1,492,704
Dow, Inc. ........................ 51,424 2,419,499
DuPont de Nemours, Inc. ............. 50,803 2,818,550
Eastman Chemical Co. ............... 9,231 721,126
Ecolab, Inc. ...................... 17,173 3,431,852
FMC Corp. ....................... 8,990 952,131
International Flavors & Fragrances, Inc.
(b)
... 7,528 921,804
Linde plc ........................ 36,453 8,680,553
LyondellBasell Industries NV, Class A ..... 17,836 1,257,260
Mosaic Co. (The) ................... 23,937 437,329
PPG Industries, Inc. ................. 16,374 1,998,938
Sherwin-Williams Co. (The) ............ 5,686 3,961,664
35,659,705

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Commercial Services & Supplies — 0.4%
Cintas Corp. ...................... 6,032 $ 2,007,630
Copart , Inc.
(a)
..................... 14,336 1,507,574
Republic Services, Inc. ............... 14,602 1,363,097
Rollins, Inc. ....................... 10,180 551,654
Waste Management, Inc. .............. 26,888 3,042,915
8,472,870
Communications Equipment — 0.8%
Arista Networks, Inc.
(a)
............... 3,795 785,299
Cisco Systems, Inc. ................. 293,744 11,570,576
F5 Networks, Inc.
(a)
................. 4,245 521,159
Juniper Networks, Inc. ............... 23,396 503,014
Motorola Solutions, Inc. .............. 11,781 1,847,379
15,227,427
Construction & Engineering — 0.1%
Jacobs Engineering Group, Inc. ......... 9,035 838,177
Quanta Services, Inc.
(b)
............... 9,719 513,746
1,351,923
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 4,303 1,012,754
Vulcan Materials Co. ................ 9,190 1,245,613
2,258,367
Consumer Finance — 0.5%
American Express Co. ............... 45,253 4,536,613
Capital One Financial Corp. ............ 31,685 2,276,884
Discover Financial Services ............ 21,262 1,228,519
Synchrony Financial ................. 37,423 979,360
9,021,376
Containers & Packaging — 0.4%
Amcor plc ........................ 108,832 1,202,594
Avery Dennison Corp. ................ 5,755 735,719
Ball Corp. ........................ 22,659 1,883,416
International Paper Co. ............... 27,020 1,095,391
Packaging Corp. of America ........... 6,580 717,549
Sealed Air Corp. ................... 10,914 423,572
WestRock Co. ..................... 18,270 634,700
6,692,941
Distributors — 0.1%
Genuine Parts Co. .................. 9,993 951,034
LKQ Corp.
(a)
...................... 19,425 538,655
1,489,689
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B
(a)
...... 137,540 29,287,768
Diversified Telecommunication Services — 1.6%
AT&T, Inc. ........................ 494,381 14,094,802
CenturyLink, Inc.
(b)
.................. 68,539 691,559
Verizon Communications, Inc. .......... 287,126 17,081,126
31,867,487
Electric Utilities — 1.8%
Alliant Energy Corp. ................. 17,390 898,193
American Electric Power Co., Inc. ........ 34,427 2,813,719
Duke Energy Corp. ................. 51,029 4,519,128
Edison International ................. 26,244 1,334,245
Entergy Corp. ..................... 13,892 1,368,779
Evergy , Inc. ....................... 15,755 800,669
Eversource Energy ................. 23,777 1,986,568
Exelon Corp. ...................... 67,618 2,418,020
FirstEnergy Corp. .................. 37,962 1,089,889
NextEra Energy, Inc. ................ 33,975 9,430,101
NRG Energy, Inc. ................... 17,081 525,070
Pinnacle West Capital Corp. ........... 7,769 579,179
Security Shares Value
Electric Utilities (continued)
PPL Corp.
(b)
...................... 53,097 $ 1,444,769
Southern Co. (The) ................. 73,464 3,983,218
Xcel Energy, Inc. ................... 36,181 2,496,851
35,688,398
Electrical Equipment — 0.5%
AMETEK, Inc. ..................... 15,933 1,583,740
Eaton Corp. plc .................... 27,762 2,832,557
Emerson Electric Co. ................ 41,465 2,718,860
Rockwell Automation, Inc. ............. 8,047 1,775,812
8,910,969
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A ............. 20,811 2,253,207
CDW Corp. ....................... 9,926 1,186,455
Corning, Inc. ...................... 52,800 1,711,248
FLIR Systems, Inc. .................. 9,098 326,163
IPG Photonics Corp.
(a)
............... 2,533 430,534
Keysight Technologies, Inc.
(a)
........... 13,028 1,286,906
TE Connectivity Ltd. ................. 22,900 2,238,246
Zebra Technologies Corp., Class A
(a)
...... 3,734 942,686
10,375,445
Energy Equipment & Services — 0.2%
Baker Hughes Co.
(b)
................. 46,070 612,270
Halliburton Co. .................... 60,954 734,496
National Oilwell Varco, Inc. ............ 26,419 239,356
Schlumberger NV .................. 96,316 1,498,677
TechnipFMC plc .................... 29,057 183,350
3,268,149
Entertainment — 2.0%
Activision Blizzard, Inc. ............... 53,673 4,344,829
Electronic Arts, Inc.
(a)(b)
............... 19,966 2,603,766
Live Nation Entertainment, Inc.
(a)
........ 9,972 537,292
Netflix, Inc.
(a)
...................... 30,601 15,301,418
Take-Two Interactive Software, Inc.
(a)
...... 7,914 1,307,551
Walt Disney Co. (The) ............... 125,386 15,557,895
39,652,751
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities, Inc. ...... 8,138 1,302,080
American Tower Corp. ............... 30,778 7,439,966
Apartment Investment & Management Co.,
Class A ....................... 10,875 366,705
AvalonBay Communities, Inc.
(b)
......... 9,766 1,458,454
Boston Properties, Inc. ............... 9,791 786,217
Crown Castle International Corp. ........ 29,069 4,839,988
Digital Realty Trust, Inc. .............. 18,665 2,739,275
Duke Realty Corp. .................. 25,712 948,773
Equinix , Inc. ...................... 6,145 4,670,999
Equity Residential .................. 23,760 1,219,601
Essex Property Trust, Inc. ............. 4,512 905,964
Extra Space Storage, Inc. ............. 8,940 956,491
Federal Realty Investment Trust ......... 4,945 363,161
Healthpeak Properties, Inc. ............ 37,981 1,031,184
Host Hotels & Resorts, Inc. ............ 49,064 529,401
Iron Mountain, Inc.
(b)
................. 20,316 544,266
Kimco Realty Corp. ................. 29,782 335,345
Mid-America Apartment Communities, Inc. .. 7,875 913,106
Prologis, Inc. ...................... 51,261 5,157,882
Public Storage ..................... 10,552 2,350,141
Realty Income Corp. ................. 23,941 1,454,416
Regency Centers Corp. .............. 10,946 416,167
SBA Communications Corp. ........... 7,767 2,473,634
Simon Property Group, Inc.
(b)
........... 21,195 1,370,893
SL Green Realty Corp. ............... 5,089 235,977
UDR, Inc. ........................ 20,474 667,657

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ventas, Inc. ...................... 26,012 $ 1,091,464
Vornado Realty Trust
(b)
............... 10,876 366,630
Welltower , Inc. ..................... 28,668 1,579,320
Weyerhaeuser Co. .................. 51,638 1,472,716
49,987,873
Food & Staples Retailing — 1.6%
Costco Wholesale Corp. .............. 30,636 10,875,780
Kroger Co. (The) ................... 53,854 1,826,189
Sysco Corp. ...................... 35,286 2,195,495
Walgreens Boots Alliance, Inc. .......... 49,905 1,792,588
Walmart, Inc. ...................... 96,346 13,479,769
30,169,821
Food Products — 1.1%
Archer-Daniels-Midland Co. ............ 38,555 1,792,422
Campbell Soup Co.
(b)
................ 14,047 679,453
Conagra Brands, Inc. ................ 33,831 1,208,105
General Mills, Inc. .................. 42,387 2,614,430
Hershey Co. (The) .................. 10,221 1,465,078
Hormel Foods Corp.
(b)
................ 19,356 946,315
JM Smucker Co. (The) ............... 7,915 914,341
Kellogg Co. ....................... 17,801 1,149,767
Kraft Heinz Co. (The) ................ 44,960 1,346,552
Lamb Weston Holdings, Inc. ........... 10,076 667,736
McCormick & Co., Inc. (Non-Voting)
(b)
..... 8,600 1,669,260
Mondelez International, Inc., Class A ...... 99,108 5,693,755
Tyson Foods, Inc., Class A ............ 20,417 1,214,403
21,361,617
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 8,545 816,817
Health Care Equipment & Supplies — 3.9%
Abbott Laboratories ................. 122,851 13,369,874
ABIOMED, Inc.
(a)
................... 3,168 877,726
Align Technology, Inc.
(a)
............... 4,975 1,628,616
Baxter International, Inc. .............. 35,126 2,824,833
Becton Dickinson and Co. ............. 20,113 4,679,893
Boston Scientific Corp.
(a)
.............. 99,270 3,793,107
Cooper Cos., Inc. (The) .............. 3,427 1,155,310
Danaher Corp. .................... 43,809 9,433,392
Dentsply Sirona, Inc. ................ 15,058 658,486
DexCom , Inc.
(a)
.................... 6,643 2,738,444
Edwards Lifesciences Corp.
(a)
.......... 43,141 3,443,515
Hologic , Inc.
(a)
..................... 17,951 1,193,203
IDEXX Laboratories, Inc.
(a)
............. 5,902 2,320,135
Intuitive Surgical, Inc.
(a)
............... 8,119 5,760,755
Medtronic plc ..................... 93,271 9,692,722
ResMed , Inc.
(b)
.................... 10,054 1,723,557
STERIS plc ....................... 5,998 1,056,788
Stryker Corp. ..................... 22,674 4,724,581
Teleflex, Inc. ...................... 3,228 1,098,876
Varian Medical Systems, Inc.
(a)
.......... 6,219 1,069,668
West Pharmaceutical Services, Inc. ...... 5,124 1,408,588
Zimmer Biomet Holdings, Inc. .......... 14,367 1,955,924
76,607,993
Health Care Providers & Services — 2.6%
AmerisourceBergen Corp. ............. 10,199 988,487
Anthem, Inc. ...................... 17,452 4,687,433
Cardinal Health, Inc. ................. 20,285 952,381
Centene Corp.
(a)
................... 40,208 2,345,333
Cigna Corp. ...................... 25,479 4,316,397
CVS Health Corp. .................. 90,807 5,303,129
DaVita, Inc.
(a)
...................... 5,587 478,526
HCA Healthcare, Inc. ................ 18,295 2,281,021
Henry Schein, Inc.
(a)
................. 10,080 592,502
Security Shares Value
Health Care Providers & Services (continued)
Humana, Inc. ..................... 9,174 $ 3,797,027
Laboratory Corp. of America Holdings
(a)
.... 6,757 1,272,140
McKesson Corp. ................... 11,203 1,668,463
Quest Diagnostics, Inc. ............... 9,272 1,061,551
UnitedHealth Group, Inc. .............. 65,941 20,558,425
Universal Health Services, Inc., Class B ... 5,381 575,875
50,878,690
Health Care Technology — 0.1%
Cerner Corp. ...................... 21,189 1,531,753
Hotels, Restaurants & Leisure — 1.6%
Carnival Corp. ..................... 35,935 545,493
Chipotle Mexican Grill, Inc.
(a)
........... 1,941 2,414,041
Darden Restaurants, Inc. ............. 9,017 908,373
Domino's Pizza, Inc. ................. 2,730 1,161,014
Hilton Worldwide Holdings, Inc.
(b)
........ 19,242 1,641,727
Las Vegas Sands Corp. .............. 22,789 1,063,335
Marriott International, Inc., Class A ....... 18,453 1,708,379
McDonald's Corp. .................. 51,631 11,332,488
MGM Resorts International ............ 28,409 617,896
Norwegian Cruise Line Holdings Ltd.
(a)
..... 18,089 309,503
Royal Caribbean Cruises Ltd.
(b)
......... 12,272 794,366
Starbucks Corp. .................... 81,113 6,969,229
Wynn Resorts Ltd. .................. 6,665 478,614
Yum! Brands, Inc. .................. 20,913 1,909,357
31,853,815
Household Durables — 0.4%
DR Horton, Inc. .................... 22,928 1,734,045
Garmin Ltd. ....................... 10,350 981,801
Leggett & Platt, Inc.
(b)
................ 9,250 380,822
Lennar Corp., Class A
(b)
.............. 19,055 1,556,412
Mohawk Industries, Inc.
(a)
............. 4,127 402,754
Newell Brands, Inc. ................. 25,867 443,878
NVR, Inc.
(a)
....................... 241 984,032
PulteGroup, Inc. ................... 18,608 861,364
Whirlpool Corp. .................... 4,285 787,969
8,133,077
Household Products — 1.8%
Church & Dwight Co., Inc. ............. 17,090 1,601,504
Clorox Co. (The)
(b)
.................. 8,833 1,856,432
Colgate-Palmolive Co. ............... 59,471 4,588,188
Kimberly-Clark Corp. ................ 23,664 3,494,226
Procter & Gamble Co. (The) ........... 172,747 24,010,105
35,550,455
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 46,755 846,733
Industrial Conglomerates — 1.1%
3M Co. .......................... 39,968 6,402,074
General Electric Co.
(b)
................ 608,803 3,792,843
Honeywell International, Inc. ........... 48,695 8,015,684
Roper Technologies, Inc. .............. 7,266 2,870,869
21,081,470
Insurance — 1.8%
Aflac, Inc. ........................ 46,004 1,672,245
Allstate Corp. (The)
(b)
................ 21,671 2,040,108
American International Group, Inc. ....... 59,633 1,641,697
Aon plc, Class A ................... 16,073 3,315,860
Arthur J Gallagher & Co. .............. 13,288 1,402,947
Assurant, Inc. ..................... 4,212 510,958
Chubb Ltd. ....................... 31,253 3,629,098
Cincinnati Financial Corp. ............. 10,380 809,329
Everest Re Group Ltd. ............... 2,823 557,655
Globe Life, Inc. .................... 6,914 552,429

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The) 24,913 $ 918,293
Lincoln National Corp. ............... 12,604 394,883
Loews Corp. ...................... 16,800 583,800
Marsh & McLennan Cos., Inc. .......... 35,146 4,031,246
MetLife, Inc. ...................... 53,533 1,989,822
Principal Financial Group, Inc. .......... 17,515 705,329
Progressive Corp. (The) .............. 40,739 3,856,761
Prudential Financial, Inc. .............. 27,408 1,740,956
Travelers Cos., Inc. (The) ............. 17,568 1,900,682
Unum Group ...................... 14,011 235,805
Willis Towers Watson plc .............. 8,980 1,875,204
WR Berkley Corp. .................. 9,665 591,015
34,956,122
Interactive Media & Services — 5.5%
(a)
Alphabet, Inc., Class A ............... 20,849 30,556,295
Alphabet, Inc., Class C ............... 20,372 29,938,691
Facebook, Inc., Class A .............. 166,826 43,691,729
Twitter, Inc. ....................... 54,881 2,442,205
106,628,920
Internet & Direct Marketing Retail — 5.2%
Amazon.com, Inc.
(a)
................. 29,542 93,019,782
Booking Holdings, Inc.
(a)
.............. 2,841 4,860,042
eBay, Inc. ........................ 46,134 2,403,581
Etsy, Inc.
(a)
....................... 8,280 1,007,096
Expedia Group, Inc.
(b)
................ 9,416 863,353
102,153,854
IT Services — 5.6%
Accenture plc, Class A ............... 44,144 9,976,103
Akamai Technologies, Inc.
(a)
............ 11,290 1,247,997
Automatic Data Processing, Inc. ......... 29,781 4,154,152
Broadridge Financial Solutions, Inc. ...... 7,962 1,050,984
Cognizant Technology Solutions Corp., Class A 37,624 2,611,858
DXC Technology Co. ................ 18,042 322,050
Fidelity National Information Services, Inc. .. 42,992 6,328,852
Fiserv, Inc.
(a)
...................... 38,566 3,974,226
FleetCor Technologies, Inc.
(a)
........... 5,816 1,384,790
Gartner, Inc.
(a)
..................... 6,192 773,690
Global Payments, Inc. ............... 20,764 3,687,271
International Business Machines Corp. .... 61,794 7,518,476
Jack Henry & Associates, Inc. .......... 5,318 864,654
Leidos Holdings, Inc. ................ 9,192 819,467
Mastercard , Inc., Class A .............. 61,293 20,727,454
Paychex, Inc. ..................... 22,355 1,783,258
PayPal Holdings, Inc.
(a)
............... 81,412 16,040,606
VeriSign, Inc.
(a)
.................... 7,013 1,436,613
Visa, Inc., Class A .................. 116,987 23,393,890
Western Union Co. (The) ............. 28,495 610,648
108,707,039
Leisure Products — 0.0%
Hasbro, Inc. ...................... 8,842 731,410
Life Sciences Tools & Services — 1.2%
Agilent Technologies, Inc. ............. 21,393 2,159,410
Bio-Rad Laboratories, Inc., Class A
(a)
...... 1,478 761,850
Illumina, Inc.
(a)
..................... 10,130 3,130,980
IQVIA Holdings, Inc.
(a)
................ 13,272 2,092,065
Mettler -Toledo International, Inc.
(a)
....... 1,663 1,606,042
PerkinElmer, Inc. ................... 7,758 973,707
Thermo Fisher Scientific, Inc. ........... 27,449 12,119,283
Waters Corp.
(a)
.................... 4,355 852,186
23,695,523
Security Shares Value
Machinery — 1.6%
Caterpillar, Inc. .................... 37,573 $ 5,604,013
Cummins, Inc. ..................... 10,247 2,163,757
Deere & Co. ...................... 21,783 4,827,766
Dover Corp. ...................... 10,022 1,085,783
Flowserve Corp. ................... 8,923 243,509
Fortive Corp. ...................... 23,388 1,782,399
IDEX Corp. ....................... 5,239 955,646
Illinois Tool Works, Inc. ............... 19,956 3,855,699
Ingersoll Rand, Inc.
(a)
................ 25,755 916,878
Otis Worldwide Corp. ................ 28,109 1,754,564
PACCAR, Inc. ..................... 24,018 2,048,255
Parker-Hannifin Corp. ................ 8,911 1,803,052
Pentair plc ....................... 11,701 535,555
Snap-on, Inc.
(b)
.................... 3,779 556,004
Stanley Black & Decker, Inc. ........... 11,080 1,797,176
Westinghouse Air Brake Technologies Corp. . 12,412 768,055
Xylem, Inc. ....................... 12,487 1,050,406
31,748,517
Media — 1.3%
Charter Communications, Inc., Class A
(a)
... 10,379 6,480,025
Comcast Corp., Class A .............. 316,311 14,632,547
Discovery, Inc., Class A
(a)
............. 11,085 241,321
Discovery, Inc., Class C
(a)
............. 21,457 420,557
DISH Network Corp., Class A
(a)
......... 17,118 496,936
Fox Corp., Class A
(b)
................. 24,222 674,098
Fox Corp., Class B .................. 10,869 304,006
Interpublic Group of Cos., Inc. (The) ...... 27,056 451,023
News Corp., Class A ................. 26,519 371,796
News Corp., Class B ................ 8,848 123,695
Omnicom Group, Inc. ................ 15,130 748,935
ViacomCBS , Inc.
(b)
.................. 39,118 1,095,695
26,040,634
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. .............. 100,765 1,575,965
Newmont Corp. .................... 55,723 3,535,624
Nucor Corp. ...................... 20,862 935,869
6,047,458
Multiline Retail — 0.5%
Dollar General Corp. ................ 17,280 3,622,234
Dollar Tree, Inc.
(a)
................... 16,466 1,504,004
Target Corp. ...................... 34,736 5,468,141
10,594,379
Multi-Utilities — 0.9%
Ameren Corp. ..................... 17,144 1,355,747
CenterPoint Energy, Inc. .............. 38,354 742,150
CMS Energy Corp. .................. 19,864 1,219,848
Consolidated Edison, Inc. ............. 23,210 1,805,738
Dominion Energy, Inc. ................ 58,275 4,599,646
DTE Energy Co. ................... 13,367 1,537,740
NiSource, Inc. ..................... 26,741 588,302
Public Service Enterprise Group, Inc. ..... 35,093 1,926,957
Sempra Energy .................... 20,071 2,375,604
WEC Energy Group, Inc. .............. 21,887 2,120,850
18,272,582
Oil, Gas & Consumable Fuels — 1.9%
Apache Corp. ..................... 26,379 249,809
Cabot Oil & Gas Corp. ............... 27,445 476,445
Chevron Corp. ..................... 129,568 9,328,896
Concho Resources, Inc. .............. 13,667 602,988
ConocoPhillips
(b)
................... 74,422 2,444,018
Devon Energy Corp. ................. 26,367 249,432
Diamondback Energy, Inc. ............. 11,143 335,627
EOG Resources, Inc. ................ 40,311 1,448,777

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp. .................. 293,384 $ 10,071,873
Hess Corp. ....................... 18,699 765,350
HollyFrontier Corp. .................. 10,018 197,455
Kinder Morgan, Inc. ................. 135,071 1,665,425
Marathon Oil Corp. .................. 57,800 236,402
Marathon Petroleum Corp.
(b)
........... 45,150 1,324,701
Noble Energy, Inc. .................. 33,628 287,519
Occidental Petroleum Corp. ............ 58,086 581,441
ONEOK, Inc. ...................... 30,822 800,756
Phillips 66 ........................ 30,301 1,570,804
Pioneer Natural Resources Co. ......... 11,399 980,200
Valero Energy Corp. ................. 28,293 1,225,653
Williams Cos., Inc. (The) .............. 84,006 1,650,718
36,494,289
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 15,652 3,416,049
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.
(b)
............ 156,393 9,428,934
Catalent , Inc.
(a)
.................... 11,389 975,582
Eli Lilly & Co. ..................... 55,084 8,153,534
Johnson & Johnson ................. 182,683 27,197,845
Merck & Co., Inc. ................... 175,496 14,557,393
Mylan NV
(a)
....................... 35,644 528,600
Perrigo Co. plc .................... 9,589 440,231
Pfizer, Inc. ....................... 385,574 14,150,566
Zoetis, Inc. ....................... 32,969 5,452,083
80,884,768
Professional Services — 0.3%
Equifax, Inc. ...................... 8,428 1,322,353
IHS Markit Ltd. .................... 25,881 2,031,917
Nielsen Holdings plc ................. 24,420 346,276
Robert Half International, Inc. ........... 8,092 428,390
Verisk Analytics, Inc. ................. 11,267 2,087,888
6,216,824
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A
(a)
........... 23,126 1,086,228
Road & Rail — 1.0%
CSX Corp.
(b)
...................... 53,085 4,123,112
JB Hunt Transport Services, Inc. ........ 5,816 735,026
Kansas City Southern ................ 6,547 1,183,894
Norfolk Southern Corp. ............... 17,701 3,787,837
Old Dominion Freight Line, Inc. ......... 6,678 1,208,184
Union Pacific Corp. ................. 47,102 9,272,971
20,311,024
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.
(a)
......... 81,464 6,679,233
Analog Devices, Inc. ................. 25,516 2,978,738
Applied Materials, Inc. ............... 63,370 3,767,347
Broadcom, Inc. .................... 27,906 10,166,714
Intel Corp. ....................... 295,102 15,280,382
KLA Corp. ........................ 10,787 2,089,873
Lam Research Corp. ................ 10,102 3,351,339
Maxim Integrated Products, Inc. ......... 18,525 1,252,475
Microchip Technology, Inc. ............. 17,517 1,800,047
Micron Technology, Inc.
(a)
............. 77,089 3,620,099
NVIDIA Corp. ..................... 42,812 23,170,711
Qorvo , Inc.
(a)
...................... 7,926 1,022,533
QUALCOMM, Inc. .................. 78,287 9,212,814
Skyworks Solutions, Inc. .............. 11,472 1,669,176
Teradyne, Inc. ..................... 11,520 915,379
Texas Instruments, Inc. ............... 63,554 9,074,876
Security Shares Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc. ........................ 16,952 $ 1,767,076
97,818,812
Software — 9.1%
Adobe, Inc.
(a)
...................... 33,282 16,322,491
ANSYS, Inc.
(a)
..................... 5,953 1,948,000
Autodesk, Inc.
(a)
.................... 15,215 3,514,817
Cadence Design Systems, Inc.
(a)
........ 19,345 2,062,757
Citrix Systems, Inc. ................. 8,571 1,180,313
Fortinet, Inc.
(a)
..................... 9,320 1,097,989
Intuit, Inc. ........................ 18,166 5,925,931
Microsoft Corp. .................... 525,096 110,443,442
NortonLifeLock , Inc. ................. 41,008 854,607
Oracle Corp. ...................... 134,143 8,008,337
Paycom Software, Inc.
(a)
.............. 3,377 1,051,260
salesforce.com, Inc.
(a)
................ 63,160 15,873,371
ServiceNow , Inc.
(a)
.................. 13,330 6,465,050
Synopsys, Inc.
(a)
................... 10,530 2,253,209
Tyler Technologies, Inc.
(a)
............. 2,803 977,014
177,978,588
Specialty Retail — 2.5%
Advance Auto Parts, Inc. .............. 4,797 736,340
AutoZone, Inc.
(a)
................... 1,621 1,908,954
Best Buy Co., Inc. .................. 15,874 1,766,617
CarMax, Inc.
(a)
..................... 11,263 1,035,182
Gap, Inc. (The) .................... 14,155 241,060
Home Depot, Inc. (The) .............. 74,692 20,742,715
L Brands, Inc. ..................... 16,197 515,227
Lowe's Cos., Inc. ................... 52,438 8,697,367
O'Reilly Automotive, Inc.
(a)
............. 5,139 2,369,490
Ross Stores, Inc. ................... 24,696 2,304,631
Tiffany & Co. ...................... 7,495 868,296
TJX Cos., Inc. (The) ................. 83,199 4,630,024
Tractor Supply Co. .................. 8,121 1,164,064
Ulta Beauty, Inc.
(a)
.................. 3,884 869,938
47,849,905
Technology Hardware, Storage & Peripherals — 6.9%
Apple, Inc. ....................... 1,115,489 129,184,781
Hewlett Packard Enterprise Co. ......... 88,657 830,716
HP, Inc. ......................... 95,303 1,809,804
NetApp, Inc. ...................... 15,466 678,029
Seagate Technology plc .............. 15,389 758,216
Western Digital Corp. ................ 21,301 778,552
Xerox Holdings Corp. ................ 12,416 233,048
134,273,146
Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc.
(b)
................. 24,574 387,040
NIKE, Inc., Class B ................. 86,378 10,843,894
PVH Corp. ....................... 4,955 295,516
Ralph Lauren Corp. ................. 3,279 222,874
Tapestry, Inc. ...................... 19,008 297,095
Under Armour , Inc., Class A
(a)
........... 12,618 141,700
Under Armour , Inc., Class C
(a)
.......... 13,493 132,771
VF Corp. ........................ 22,170 1,557,443
13,878,333
Tobacco — 0.7%
Altria Group, Inc. ................... 128,948 4,982,551
Philip Morris International, Inc. .......... 108,055 8,103,044
13,085,595
Trading Companies & Distributors — 0.2%
Fastenal Co. ...................... 39,802 1,794,672
United Rentals, Inc.
(a)
................ 4,991 870,930

BlackRock S&P 500 Index V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
September 30, 2020
Security Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. .................. 3,122 $ 1,113,836
3,779,438
Water Utilities — 0.1%
American Water Works Co., Inc.
(b)
........ 12,573 1,821,576
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(a)
.................. 40,235 4,601,275
Total Common Stocks — 99.1%
(Cost: $834,656,487) ............................. 1,933,713,838
Total Long-Term Investments — 99.1%
(Cost: $834,656,487) ............................. 1,933,713,838
Security Shares Value
Short-Term Securities — 2.1%
(c)
*
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.02% ................... 16,570,376 $ 16,570,376
SL Liquidity Series, LLC, Money Market Series,
0.25%
(d)
....................... 24,383,137 24,392,891
Total Short-Term Securities — 2.1%
(Cost: $40,965,095) .............................. 40,963,267
Total Investments — 101.2%
(Cost: $875,621,582 ) ............................. 1,974,677,105
Liabilities in Excess of Other Assets — (1.2)% ............ (23,211,845)
Net Assets — 100.0% .............................. $ 1,951,465,260
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
12/31/19
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/20
Shares
Held at
09/30/20 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds, T-Fund,
Institutional Class
(a)
......... $ 5,870,713 $ 10,699,663 $ — $ — $ — $ 16,570,376 16,570,376 $ 40,301 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
............ 13,804,194 10,700,461 — (109,935) (1,829) 24,392,891 24,383,137 132,353
(b)
—
BlackRock, Inc. .............. 4,473,527 1,342,825 (945,958) 594,912 80,026 5,545,332 9,840 110,363 —
$ 484,977 $ 78,197 $ 46,508,599 $ 283,017 —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 114 12/18/20 $ 19,106 $ 223,322
Glossary of Terms Used in this Report
Portfolio Abbreviations
MSCI Morgan Stanley Capital International
S&P Standard & Poor's
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the
Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 1,933,713,838 $ — $ — $ 1,933,713,838
Short-Term Securities ....................................... 16,570,376 — — 16,570,376
Subtotal ....................................................
$ 1,950,284,214 $ — $ — $ 1,950,284,214
Investments Valued at NAV
(a)
...................................... 24,392,891
$ —
Total Investments .............................................. $ 1,974,677,105
$ —

BlackRock S&P 500 Index V.I. Fund

Schedule of Investments
(unaudited) (continued)
September 30, 2020
Level 1 Level 2 Level 3 Total
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 223,322 $ — $ — $ 223,322
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.